PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 8,866	$ 9,458